Document and Entity Information	Nov. 24, 2021
Details
Registrant CIK	0001429393
Document Type	8-K
Document Period End Date	Nov. 24, 2021
Entity Registrant Name	TRUTANKLESS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54219
Entity Tax Identification Number	26-2137574
Entity Address, Address Line One	7025 E. Greenway Parkway, Suite 200
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	480
Local Phone Number	275-7572
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false